CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS
Sales	$ 0	$ 0	$ 0	$ 1,885	$ 1,525	$ 197
Cost of Goods Sold	0	0	0	5,531	72,686	0
Gross Margin	0	0	0	(3,646)	(71,161)	197
Consulting	15,579	96,357	31,073	356,923	421,908	209,070
Compensation expense	93,830	63,000	247,630	309,340	383,190	5,317,100
Office, travel, and general	24,025	22,370	64,815	140,546	163,810	193,349
Professional Fees	33,300	16,837	67,660	156,103	199,605	58,077
Depreciation	495	560	1,487	1,516	2,048	0
Total expenses	(167,229)	(199,124)	(412,665)	(964,428)	(1,176,442)	(5,838,296)
Gain (loss) on share conversion	0	0	0	(2,218,382)
Interest income	0	0	183	0
Interest expense	0	(416)	(37,912)	(9,051)	(46,964)	(58,896)
Total other income (expense)	0	(416)	(37,729)	2,227,433	(2,265,346)	(119,828)
Net Loss	(167,229)	(198,708)	(450,394)	(3,195,507)	(3,512,949)	(5,957,927)
Non-controlling interest in (income) loss of consolidated subsidiaries	9,225	16,523	14,893	81,422	93,328	0
Net loss attributable to the company	$ (158,004)	$ (182,185)	$ (435,501)	$ (3,114,085)	(3,419,621)	(5,957,927)
Weighted Average Number of Basic and Diluted Common Shares Outstanding	447,127,087	440,561,751	446,338,201	425,760,299
Basic and Diluted Net Loss Per Common Share	$ 0.00	$ 0.00	$ 0.00	$ 0.01
Revenue
Gross Margin	$ 0	$ 0	$ 0	$ (3,646)	(71,161)	197
Expenses:
Impairment of Intangibles					5,881	60,700
Total expenses	(167,229)	(199,124)	(412,665)	(964,428)	(1,176,442)	(5,838,296)
Other income (expense)
Unrealized gain (loss) on investments					0	(60,932)
Total other income (expense)	0	(416)	(37,729)	2,227,433	(2,265,346)	(119,828)
Net Loss before taxes					(3,512,949)	(5,957,927)
Provision for income tax					0	0
Net Loss	(167,229)	(198,708)	(450,394)	(3,195,507)	(3,512,949)	(5,957,927)
Net loss attributable to the company	$ (158,004)	$ (182,185)	$ (435,501)	$ (3,114,085)	$ (3,419,621)	$ (5,957,927)
Weighted Average Number of Basic and Diluted Common Shares Outstanding					430,066,213	154,877,610
Basic and Diluted Net Loss Per Common Share					$ (0.01)	$ (0.04)